Other gains (losses), net - Summary of Other (Losses), Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other gains (losses), net [Abstract]
Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions	¥ 127	¥ 0	¥ 481
Foreign exchange losses, net	5,322	(2,867)	(3,787)
Gain on disposal of other debts	0	6,846	10,095
Reimbursement from a depositary bank	1,482	6,556	0
Investment loss	(622)	0	0
Others	(289)	797	195
Total	¥ 6,020	¥ 11,332	¥ 6,984